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Frontier HyperiUS Global Equity Fund
Summary Section
Investment Objective.
The investment objective of the Frontier HyperiUS Global Equity Fund (the “Fund”) is to seek long-term capital growth.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier HyperiUS Global Equity Fund	Institutional Class Shares	Service Class Shares
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier HyperiUS Global Equity Fund		Institutional Class Shares	Service Class Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.15%
Additional Other Expenses		1.55%	1.55%
Total Other Expenses		1.55%	1.70%
Total Annual Fund Operating Expenses		2.35%	2.50%
Less: Fee Waiver/Expense Reimbursement	[1]	(1.55%)	(1.55%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	0.80%	0.95%
[1]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2025, and may be terminated only by, or with the consent of, the Board of Directors of the Company.
[2]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares were not charged shareholder servicing fees for the fiscal year ended June 30, 2023.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier HyperiUS Global Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	82	425	963	2,437
Service Class Shares	97	472	1,041	2,592

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended June 30, 2023, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in common stocks and American depositary receipts (“ADRs”) of issuers listed on U.S. and international stock exchanges. The Fund is non-diversified. The Fund invests in a portfolio of companies that the Fund’s subadviser, Hyperion Asset Management Limited (doing business as H.A.M.L.) (the “Subadviser”), believes have superior growth prospects and attractive risk-adjusted return profiles. The Fund will normally hold a limited number (generally 15 to 30) of companies in its portfolio. With respect to the Fund’s non-U.S. investments, the Fund invests primarily in companies located in developed countries but may also invest in companies located in emerging markets as part of its principal investment strategy. Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. The Subadviser may reduce this 40% minimum investment amount to 30% if it deems conditions in non-U.S. markets to be unfavorable. The Fund may have significant investments in the information technology, consumer discretionary and communication services sectors.

There are no restrictions on the market capitalization of the companies in which the Fund may invest. Under normal market conditions, the minimum market capitalization of companies in which the Fund invests will be over U.S. $1 billion at the time of purchase.

Principal Investment Risks.
Performance.

The return information provided in the following bar chart and table illustrates the risks and volatility of an investment in the Fund. The bar chart shows the Fund’s performance since inception, while the table shows the average annual total returns of the Fund for the one year and since inception periods compared to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2023, through September 30, 2023, was 42.42%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

(3.34)% (3rd quarter 2022)	(29.64)% (2nd quarter 2022)

Average Annual Total Returns (For the periods ended December 31, 2022)
Average Annual Returns - Frontier HyperiUS Global Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	(45.32%)	(42.52%)	Dec. 15, 2021
Service Class Shares	Return Before Taxes		(31.33%)	Mar. 16, 2022
After Taxes on Distributions | Institutional Class Shares	Return After Taxes on Distributions	(45.32%)	(42.52%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Return After Taxes on Distributions and Sale of Fund Shares	(26.83%)	(32.30%)
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes) | Institutional Class Shares	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	(18.14%)	(16.01%)	Dec. 15, 2021
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes) | Service Class Shares	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)		(10.15%)	Mar. 16, 2022
[1]	The Institutional Class and the Service Class commenced operations on December 15, 2021, and March 16, 2022, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.